Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management [Abstract]
Schedule of financial assets and liabilities
The financial instruments denominated in major foreign currencies as of December 31, 2024, and 2023, and January 1, 2023 are as follows (in thousands):

	December 31, 2024		December 31, 2023		January 1, 2023
Classification	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
USD	$99,212	$—	$95,837	$—	$87,075	$157
CAD	13	—	18	—	—	—
EUR	1,640	1,228	1,566	1,116	—	—
GBP	3,569	1,337	1,620	780	—	6
NZD	38	—	49	—	—	—
SEK	269	71	231	59	—	—
NOK	38	—	42	—	—	—
Total	$104,779	$2,636	$99,363	$1,955	$87,075	$163
The impact of a
5% fluctuation in foreign currency exchange rates on the Company’s monetary assets and liabilities as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024		December 31, 2023		January 1, 2023
Classification	5% Increase	5% Decrease	5% Increase	5% Decrease	5% Increase	5% Decrease
USD	$4,961	$(4,961)	$4,792	$(4,792)	$4,346	$(4,346)
CAD	1	(1)	1	(1)	—	—
EUR	21	(21)	23	(23)	—	—
GBP	112	(112)	42	(42)	—	—
NZD	2	(2)	2	(2)	—	—
SEK	10	(10)	9	(9)	—	—
NOK	2	(2)	2	(2)	—	—
Total	$5,109	$(5,109)	$4,871	$(4,871)	$4,346	$(4,346)

Schedule of liquidity risks
The liquidity risk as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024
	Book value	< 3 months	3-12 months	1-2years	2-5years	> 5years	Total
Accounts payable and accrued expenses	$14,990	$12,890	$2,100	$—	$—	$—	$14,990
Lease liabilities (1)	4,672	266	1,025	1,215	2,500	232	5,238
Long-term borrowings with related party (1)	34,014	—	—	37,140	—	—	37,140
Total	$53,676	$13,156	$3,125	$38,355	$2,500	$232	$57,368
(1)The contractual cash flows include interest payments.

	December 31, 2023
	Book value	< 3 months	3-12 months	1-2years	2-5years	> 5years	Total
Accounts payable and accrued expenses	$13,293	$1,740	$11,553	$—	$—	$—	$13,293
Lease liabilities (1)	7,577	907	2,352	1,379	3,828	—	8,466
Current portion of borrowings with related party (1)	38,778	—	48,998	—	—	—	48,998
Total	$59,648	$2,647	$62,903	$1,379	$3,828	$—	$70,757
(1)The contractual cash flows include interest payments.

	January 1, 2023
	Book value	< 3 months	3-12 months	1-2years	2-5years	>5years	Total
Accounts payable and accrued expenses	$13,830	$3,170	$10,660	$—	$—	$—	$13,830
Loss contingency	95,250	—	95,250	—	—	—	95,250
Lease liabilities (1)	4,675	869	2,256	1,732	—	—	4,857
Long-term borrowings with related party(1)	39,454	—	—	49,852	—	—	49,852
Total	$153,209	$4,039	$108,166	$51,584	$—	$—	$163,789
(1)The contractual cash flows include interest payments.